The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated September 10, 2012

to the Prospectus dated March 29, 2012, as supplemented to date

Sentinel International Equity Fund – Additional Fund Co-Manager

Effective September 1, 2012, Andrew Boczek was named co-manager of the Sentinel International Equity Fund.

Effective immediately, the disclosure in the Prospectus regarding management of the Sentinel International Equity Fund is modified as follows:

The section of the Prospectus titled “Fund Summaries – Sentinel International Equity Fund – Management – Portfolio Manager” is modified to read in its entirety:

Portfolio Managers.  Katherine Schapiro, Senior Vice President with Sentinel, has managed or co-managed the Fund since 2005.  Andrew Boczek, Vice President with Sentinel, has co-managed the Fund since 2012.

The section of the Prospectus titled “Management of the Funds – International Equity Fund” is modified to read in its entirety:

International Equity Fund

Ms. Schapiro is lead manager and Andrew Boczek is co-manager of the International Equity Fund.  Ms. Schapiro has managed or co-managed the Fund since 2005.  Mr. Boczek has been associated with Sentinel since 2012, and has co-managed the Fund since 2012.  Prior to joining Sentinel, from 2006 to 2012, he served as an analyst with Legend Capital Management, LLC.

Sentinel Growth Leaders Fund – Expense Cap on Class A Shares

Effective September 1, 2012, Sentinel Asset Management, Inc. (“Sentinel”) has contractually agreed to waive fees and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Sentinel Growth Leaders Fund to 1.45% of the average daily net assets, until March 31, 2013.

Effective immediately, the Annual Fund Operating Expense table and related footnotes in the section of the Prospectus titled “Fund Summaries – Sentinel Growth Leaders Fund – Fees and Expenses of the Fund” are modified to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fee	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%^	1.00%+	None
Other Expenses	0.38%	1.12%	0.48%
Total Annual Fund Operating Expenses	1.53%	3.02%	1.38%
Fee Waiver and/or Expense Reimbursement **	(0.08)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement **	1.45%	3.02%	1.38%

^ 12b-1 fees have been restated to reflect a reduction in the maximum fee from 0.30% to 0.25% effective June 30, 2012.

+ 12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall distribution fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.

** The Fund's investment adviser has contractually agreed, effective September 1, 2012, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares, on an annualized basis, to 1.45% of average daily net assets attributable to Class A shares until March 31, 2013. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund.

Sentinel Total Return Bond Fund – Expense Cap on Class A Shares

Effective September 1, 2012, Sentinel Asset Management, Inc. (“Sentinel”) has contractually agreed to waive fees and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Total Return Bond Fund to 0.89% of the average daily net assets, until March 31, 2013.

Effective immediately, the Annual Fund Operating Expense table and related footnotes in the section of the Prospectus titled “Fund Summaries – Sentinel Total Return Bond Fund – Fees and Expenses of the Fund” are modified to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.20%+	1.00%+	None
Other Expenses	0.30%	0.23%	0.27%
Total Annual Fund Operating Expenses	1.05%	1.78%	0.82%
Fee Waiver and/or Expense Reimbursement **	(0.16)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement **	0.89%	1.78%	0.82%

+ 12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall 12b-1 fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.

** The Fund's investment adviser has contractually agreed, effective September 1, 2012, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares until March 31, 2013. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund.

Sentinel Small Company Fund – Availability of Class A and Class C Shares to New Investors

Effective September 17, 2012, the Sentinel Small Company Fund’s Class A and Class C shares will re-open to all new investors and new investments.

Accordingly, effective September 17, 2012, references to the limited availability of the Fund’s Class A and Class C shares in the sections of the Prospectus titled “Fund Summaries – Sentinel Small Company Fund – Purchase and Sale of Fund Shares”, “Share Classes”, and “Purchase and Fund Shares – Small Company Fund Availability” are deleted.

Sentinel Funds – Management of the Funds

Effective immediately, the section of the Prospectus titled “Management of the Funds” is modified by inserting the following three paragraphs immediately after the paragraph that describes the expense cap on Class I shares of the Funds:

Sentinel has contractually agreed, effective September 1, 2012, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Growth Leaders Fund, on an annualized basis, to 1.45% of average daily net assets attributable to Class A shares until March 31, 2013. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund.  To the extent this fee waiver and/or expense reimbursement results in a waiver by Sentinel of advisory fees, the Fund’s other share classes will benefit to the extent of such waiver.

Sentinel has contractually agreed, effective January 14, 2012, to waive fees and/or reimburse certain expenses to the extent necessary in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Mid Cap II Fund, on an annualized basis, to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Mid Cap Fund until March 31, 2013.  This agreement may be terminated by a vote of a majority of the non-interested directors of the Fund.  To the extent this fee waiver and/or expense reimbursement results in a waiver by Sentinel of advisory fees, the Fund’s other share classes will benefit to the extent of such waiver.

Sentinel has contractually agreed, effective September 1, 2012, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Total Return Bond Fund, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares until March 31, 2013.  This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund.  To the extent this fee waiver and/or expense reimbursement results in a waiver by Sentinel of advisory fees, the Fund’s other share classes will benefit to the extent of such waiver.